Prepayment for the Software, Equipment and Product Development	12 Months Ended
Dec. 31, 2023
Prepayment For The Software Equipment And Product Development Abstract
PREPAYMENT FOR THE SOFTWARE, EQUIPMENT AND PRODUCT DEVELOPMENT

NOTE 10 — PREPAYMENT FOR THE SOFTWARE, EQUIPMENT AND PRODUCT DEVELOPMENT

Prepayment for the software, equipment and product development consisted of the following:

	December 31, 2023	December 31, 2022
Peblla Inc. (“Peblla”) (a)	$140,000	$-
Luo and Long General Partner (“Luo and Long”) (b)	550,000	-
Wisdom Investment Service Inc (“Wisdom”) (c)	100,000	-
Total prepayment for the software, equipment and product development	$790,000	$-

(a)	On March 28, 2023, the Company signed a three-year research and development framework agreement with Peblla with a total value of $1.0 million. Pursuant to the agreement, Peblla will develop software for the Company, including cashier system, customized mobile application, a customer loyalty program and gift card system and online ordering website, etc. During the year ended December 31, 2023, the Company made prepayment of $290,000 to Peblla for this software development project. In December 2023, certain systems with value of $150,000 was completed and put into use, and hence was transferred to intangible assets in the consolidated balance sheet, and the remaining $140,000 prepayment to Peblla was recorded as a prepayment for software development on the balance sheet. The Company currently plans to support its ongoing software development project through cash flow from operations and repayment received from the short-term loans to third parties in the future.

As of December 31, 2023, future minimum expenditures on the Company’s development of software project are estimated as follows:

First half of fiscal year 2024	$360,000
Second half of fiscal year 2024	350,000
Total	$710,000

(b)	On April 1, 2023, the Company entered into an agreement with Luo and Long with a total value of $750,000. Pursuant to the agreement, Luo and Long will design and provide equipment for the Company’s new central factory. The equipment is originally expected to be delivered before January 31, 2024. Due to the delay in production process of the equipment, the equipment is expected to be delivered before June 30, 2024. As of December 31, 2023, the Company made prepayment of $550,000 to Luo and Long, and the remaining of $200,000 is expected to be paid when the equipment are delivered.

(c)	On April 3, 2023, the Company entered into an agreement with Wisdom, pursuant to which, Wisdom will be responsible to conduct market research to identify the most current automated cocktail mixing robots available in the market, subsequently procure two robots on behalf of the Company and provide other related services, including delivering, installation and maintenance services. The total contract amount is $200,000, which was fully prepaid by the Company. Since Wisdom failed to procure the qualified robots for the Company, the agreement was terminated and $100,000 was refunded in December 2023. As of the date of this report, the remaining of $100,000 was fully refunded.